SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 183,088	$ 65,099
Work in process	701,242	1,247,634
Finished goods	2,266,332	2,475,971
Inventory, gross	3,150,662	3,788,704
Less: inventory allowance	(857,351)	(1,068,914)	$ (381,470)
Inventory, net	$ 2,293,311	$ 2,719,790